Related Party Transactions (Details Narrative) (10-K) - USD ($)																																														3 Months Ended		12 Months Ended							32 Months Ended	61 Months Ended
	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 20, 2019	Mar. 02, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 05, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 02, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Sep. 13, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2020	Dec. 31, 2020	Aug. 08, 2019
Number of shares issued																766,667			7,967,871			4,052,652
Stock issued during period, value																						$ 281,659																												$ 1,000,000
Debt Instrument, interest rate																																														3.00%			3.00%	3.00%						3.00%
Interest expense and related accrued interest payable																																														$ 13,283	$ 5,958		$ 36,562	$ 15,581						$ 36,562
Annual salary																																														$ 159,898	144,562		$ 516,332	$ 627,197
Warrants term																																														5 years			5 years							5 years
Warrant exercise price per share																																																	$ 0.16	$ 0.001						$ 0.16
Working capital																																														$ (6,912,480)			$ (6,631,299)							$ (6,631,299)
In-kind contribution of interest																																														20,429	9,784		50,763	$ 22,337
Payments for rent																																								$ 960						3,273	3,135									2,508
Related Party [Member]
Interest expense and related accrued interest payable																																														1,646,844			1,562,499	1,196,503						1,562,499
Loan interest - related party																																														95,521			82,238	43,715						82,238
Royalty payable to related party																																														65,292			65,292	65,292
Mr. Jonathan R. Rice [Member]
Payroll payable																																														116,748			$ 103,730	64,351						$ 103,730
Stockholder [Member]
Debt Instrument, interest rate																																																	3.00%							3.00%
Interest expense and related accrued interest payable																																														13,283	5,958		$ 36,562	15,581						$ 36,562
Loan received	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000									$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000		$ 100,000			$ 50,000														$ 30,000
Loans payable																																														1,657,000			1,657,000	642,000						1,657,000
In-kind contribution of interest																																														20,429	9,784		50,763	22,337
Chief Executive Officer and Chief Operations Officer [Member]
Accounts payable and accrued expenses																																														357,519			331,143	304,539						331,143
Principal Stockholder [Member]
Accrued salary balance																																														2,904,386			2,804,725	2,535,203						2,804,725
Chief Operating Officer [Member]
Accrued salary balance																																														116,748			103,730	64,351						103,730
Board of Directors [Member]
Accrued salary balance																																														1,953			888	1,153						888
Office Employee [Member]
Accrued salary balance																																														26,110			22,900	$ 4,477						22,900
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Number of shares issued																																													200,000
Dividends, preferred stock
Preferred stock voting rights																																													Voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																													$ 120,000
Fair value of the payment																																													$ 120,000
Debt instrument maturity date																																													Dec. 26, 2007
Debt instrument, term																																													1 year
Outstanding balance																																														$ 65,292			$ 65,292							$ 65,292
Debt Instrument, interest rate																																														7.00%			7.00%							7.00%
Interest expense and related accrued interest payable																																														$ 8,993			$ 8,503							$ 8,503
Employment Agreement [Member] | CEO [Member]
Agreement term																																																5 years		5 years
Annual salary																																																$ 398,643		$ 334,708
Employment Agreement [Member]
Extended expiration date description																																					The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																																												5 years					5 years	5 years	5 years	5 years	5 years
Annual salary																																												$ 210,000					$ 376,078	$ 354,791	$ 315,764	$ 297,889	$ 297,889	$ 281,027
Accrued salary balance																																														2,904,386			2,804,725	2,535,203						2,804,725
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																																										1 year	1 year
Annual salary															$ 20,000			$ 20,000			$ 20,000
Annual cash compensation																																										$ 140,000	$ 120,000
Warrants term																																										3 years
Warrant to purchase shares																																										6,000,000															6,000,000
Warrant exercise price per share																																										$ 0.001															$ 0.2299
Extended expiration date description																																					The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
One-time bonus																					$ 20,000
Working capital															$ 6,000,000			$ 6,000,000
Ownership percentage															50.00%			50.00%
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term																				1 year
Accrued salary balance																																														1,953			888	1,154						$ 888
Annual cash compensation																				$ 60,000
Warrants term																				3 years
Warrant to purchase shares																				2,000,000
Warrant exercise price per share																				$ 0.2299
Operating Lease Agreements [Member]
Operating lease, term																	2 years																						2 years
Payments for rent																	$ 44,800																						$ 39,200							2,508			2,508
Operating Lease Agreements [Member] | President [Member]
Operating lease, term																																								8 years
Payments for rent																																								$ 960						960			960
Operating leases, rent expense																																														$ 3,273	$ 3,135		$ 13,092	$ 14,793